Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Related Party Transactions

9. Related Party Transactions

The following sets forth significant related parties and their relationships with the Company:

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

Matching loan between Weibo and SINA.

In January 2017, the Company and its certain subsidiary entered into one-year loan agreements with SINA and SINA subsidiary, pursuant to which the Company is entitled to draw down U.S. dollar-denominated loan from SINA and a SINA subsidiary is entitled to draw down equivalent RMB-denominated loan from the Company’s subsidiary, to facilitate each other’s business operations. All of the loans carried a fixed rate of interest equal to the current market interest rate as of the dates when the principal was drawn down.

For the year ended December 31, 2017, interest income that the Group earned from such RMB-denominated loans to SINA was $1.7 million, and interest expense that the Group paid for such U.S. dollar-denominated loans from SINA was $1.5 million, respectively. As of December 31, 2017, the Company and its subsidiary have settled both loans with SINA and SINA subsidiary with payment of U.S. dollar-denominated principal and interest expense of $61.5 million and receipt of RMB-denominated principal and interest income of $64.0 million, respectively. Besides the matching loans, SINA made an additional $2.0 million short-term loan to Weibo in 2017.

The following sets forth significant related party transactions with the Company:

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Transactions with SINA
Revenue billed through SINA(1)	$22,114	$39,285	$64,093
Costs and expenses allocated from SINA(2)	$24,678	$25,703	$41,136
Interest income on matching loan to SINA	$—	$—	$1,735
Interest expense on matching loan from SINA	$—	$—	$1,537

(1)	For the years ended December 31, 2015, 2016 and 2017, the Group billed $22.1 million, $39.3 million and $64.1 million, respectively, to third parties through SINA.

(2)

Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Company using actual cost allocation based on proportional utilization (see Note 1). In addition to the allocated costs and expenses, SINA also billed $29.4 million, $20.3 million, and $22.9 million for other costs and expenses associated with Weibo’s business in 2015, 2016 and 2017, respectively.

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Transactions with Alibaba
Advertising and marketing services provided to Alibaba	$143,650	$57,908	$84,688
Services provided by Alibaba	$4,515	$13,988	$32,734

On April 29, 2013, affiliated entities of SINA, including the Group’s subsidiary, entered into a strategic collaboration with affiliated entities of Alibaba to jointly explore social commerce and develop marketing solutions to enable merchants on Alibaba e-commerce platforms to better connect and build relationships with Weibo users. The strategic collaboration was entered into on a separate agreement from those relating to the investment in Weibo by Alibaba. For the year ended December 31, 2015, the Group recorded $137.4 million advertising and marketing services revenue under the strategic collaboration with Alibaba. The Group has continued to work with Alibaba in the area of social commerce and other areas after the expiration of the strategic collaboration agreement in January 2016. For the years ended December 31, 2016 and 2017, the Group recorded $57.9 million and $84.7 million in advertising and marketing services from Alibaba.

The following sets forth related party outstanding balance:

	As of December 31,
	2016	2017
	(In thousands)
Amount due from SINA(3)	$18,565	$16,356
Accounts receivable due from Alibaba	$24,293	$42,832

(3)

The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures associated with the Weibo business paid by SINA and third-party customer and supplier balances settled through SINA.

For the years ended December 31, 2015, 2016 and 2017, advertising and marketing revenues generated from other related parties were $29.2 million, $45.6 million and $71.6 million, respectively, and value-added services revenues from other related parties were $2.1 million, $0.6 million and $21.4 million, respectively. For the years ended December 31, 2015, 2016 and 2017, the Group received promotional services from other related parties amounting to approximately $7.8 million, $10.6 million and $4.1 million, respectively. As of December 31, 2016 and 2017, amount due from other related parties was $30.1 million and $29.7 million, respectively, and accrued and other liabilities due to other related parties were $9.3 million and $5.0 million, respectively.